Discontinued Operations Discontinued Operations - Narrative (Detail) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Dec. 07, 2015	Jan. 28, 2013	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds received from discontinued operation											$ 78.2	$ 0.0	$ 0.7
Loss on sale of discontinued operations			$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ (1.1)	$ 0.0	$ 0.0	0.0	(1.1)	(2.7)
Loss on sale of discontinued operations, income tax benefit											$ 0.0	$ (0.6)	$ 4.4
Kysor Panel Systems
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of discontinued operations	$ 85.0
Cash proceeds received from discontinued operation	$ 78.0
Disposal date											Dec. 07, 2015
Jackson
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of discontinued operations		$ 39.2
Post-closing working capital adjustments		0.7
Loss on sale of discontinued operations		(2.7)
Loss on sale of discontinued operations, income tax benefit		$ (4.4)
Business Disposed Prior to 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale of discontinued operations								(1.1)
Loss on sale of discontinued operations, income tax benefit								$ (0.6)